                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 12/31/10

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: __________

THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT.
                                  [ ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Compass Bancshares, Inc.
ADDRESS: 15 South 20th St
         Birmingham, AL 35233

Form 13F File Number: 028-2440

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:  Kirk Pressley
TITLE: Chief Accounting Officer
PHONE: (205) 297-5720

SIGNATURE,PLACE,AND DATE OF SIGNING:


X Kirk Pressley                            Birmingham, AL             2/14/11
-------------------------------------   ---------------------------  ---------

REPORT TYPE (CHECK ONLY ONE.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
BBVA USA Bancshares, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.